UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end August 31

Date of reporting period: September 1, 2025 – August 31, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

MAI Managed Volatility Fund

Annual Shareholder Report - August 31, 2026

MAIPX

:  Institutional Class

Fund Overview

This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2025, to August 31, 2026, including certain material changes to the Fund that occurred during the period. You can find additional information about the Fund at https://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.30%

How did the Fund perform in the last year?

Over the year ending August 31, 2026, the Fund's Institutional Class (MAIPX) returned 12.03%. Over the same period, the S&P 500 Index (S&P) returned 20.38%. The Fund captured approximately 60% of the market return with about 40% of the volatility. The Sharpe Ratio, a measure of return per unit of risk, was 1.4 versus 1.2 for the S&P.

The Fund's process is grounded in the view that markets do not typically move in straight lines, and that investor emotion (fear and euphoria) can influence short-term price behavior. In seeking to manage the volatility of returns, the Fund accepts that it may lag sharply moving markets. This past year’s macro environment featured interest rate volatility, inflation, and equity concentration risks. The Fund primarily navigated these changes through active management of the options portfolio. Rather than following a fixed or pre-planned options schedule, the investment process sought to adapt to changing market conditions:

  Net exposure, option tenor, and strike selection were adjusted as conditions changed

  Positioning was informed by volatility indicators such as the Cboe Volatility Index (VIX), options term structure, and skew

  Option strikes and expirations were staggered across the book

  Risk management remained a primary focus of the process, given the difficulty of predicting the timing or depth of market regime changes

While implied volatility indicated by the VIX spiked at times, it was generally below the long-term average. Writing contracts on parts of the curve where implied volatility was slightly higher supported the collection of option premium while still enabling us to manage the directional sensitivity of the Fund's equity portfolio. Net, or delta adjusted exposure, was consistently below gross exposure levels.

Overall, return contributions from uncorrelated sources (option premium, interest and dividends) supported consistency of returns across the changing macro and market conditions.

Total Return Based on a $50,000 Investment

Table Summary
Date	Institutional Class	S&P 500® Index
08/31/16	$50,000	$50,000
11/30/16	$50,124	$50,916
02/28/17	$51,760	$55,007
05/31/17	$52,268	$56,420
08/31/17	$53,099	$58,117
11/30/17	$54,732	$62,562
02/28/18	$54,904	$64,414
05/31/18	$55,643	$64,536
08/31/18	$57,890	$69,544
11/30/18	$57,261	$66,487
02/28/19	$57,190	$67,429
05/31/19	$57,557	$66,977
08/31/19	$59,816	$71,576
11/30/19	$61,783	$77,198
02/29/20	$58,521	$72,953
05/31/20	$58,758	$75,575
08/31/20	$61,264	$87,277
11/30/20	$64,081	$90,674
02/28/21	$65,475	$95,780
05/31/21	$68,742	$106,046
08/31/21	$70,528	$114,477
11/30/21	$71,752	$115,991
02/28/22	$71,293	$111,477
05/31/22	$70,170	$105,728
08/31/22	$69,475	$101,624
11/30/22	$71,533	$105,308
02/28/23	$71,437	$102,903
05/31/23	$73,759	$108,817
08/31/23	$75,230	$117,828
11/30/23	$77,127	$119,883
02/29/24	$79,109	$134,240
05/31/24	$80,307	$139,489
08/31/24	$82,499	$149,801
11/30/24	$84,838	$160,512
02/28/25	$86,329	$158,948
05/31/25	$86,609	$158,352
08/31/25	$90,554	$173,589
11/30/25	$93,321	$184,589
02/28/26	$93,311	$185,956
05/31/26	$99,206	$205,512
08/31/26	$101,447	$208,966

The above chart represents historical performance of a hypothetical $50,000 investment over the past 10 years. Updated performance can be found at https://www.maifunds.com/.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Class	12.03%	7.54%	7.33%
S&P 500® Index	20.38%	12.79%	15.37%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$238,578,400
# of Portfolio Holdings	86
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$1,434,762

Sector Weightings

(% total investments)

Money Market Fund
U.S. Government & Agency Obligations
Information Technology
Financials
Communication Services
Health Care
Consumer Discretionary
Industrials
Energy
Consumer Staples
Utilities
Real Estate
Materials
Written Options
21.9%
15.8%
24.6%
10.3%
6.9%
5.7%
5.1%
3.5%
3.0%
2.6%
1.2%
0.5%
0.3%
(1.4)%
-5%
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Written Options	(1.4)%
Materials	0.3%
Real Estate	0.5%
Utilities	1.2%
Consumer Staples	2.6%
Energy	3.0%
Industrials	3.5%
Consumer Discretionary	5.1%
Health Care	5.7%
Communication Services	6.9%
Financials	10.3%
Information Technology	24.6%
U.S. Government & Agency Obligations	15.8%
Money Market Fund	21.9%

Top Ten Holdings

(% total net assets)*

Table Summary
Apple, Inc.	5.3%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.2%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.4%
Advanced Micro Devices, Inc.	2.4%
Visa, Inc., Class A	2.3%
JPMorgan Chase & Co.	1.9%
Meta Platforms, Inc., Class A	1.7%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

Asset Class Weightings

(% total investments)

Table Summary
Common Stock	63.7%
U.S. Government & Agency Obligations	15.8%
Warrants	0.0%
Money Market Fund	21.9%
Written Options	(1.4)%

Material Fund Changes

Effective June 4, 2026, MAI Capital Management, LLC ("Adviser"), the investment adviser to the Fund, and its parent company, were acquired by an affiliate of The Carlyle Group Inc. (the "Transaction"). The Transaction resulted in a change of control of the Adviser and an assignment and termination of the investment advisory agreement between Forum Funds, on behalf of the Fund, and the Adviser.

To provide for the continuity of management, the Board of Trustees approved an interim investment advisory agreement, on behalf of the Fund, that became effective upon the closing of the Transaction and a new investment advisory agreement. Shareholders approved the new investment advisory agreement at a special meeting held on September 14, 2026, which is currently in effect.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit http://www.maifunds.com/.

MAI Managed Volatility Fund

Institutional Class

Annual Shareholder Report - August 31, 2026

244A-MAIPX-26

MAI Managed Volatility Fund

Annual Shareholder Report - August 31, 2026

DIVPX

:  Investor Class

Fund Overview

This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2025, to August 31, 2026, including certain material changes to the Fund that occurred during the period. You can find additional information about the Fund at https://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.55%

How did the Fund perform in the last year?

Over the year ending August 31, 2026, the Fund's Investor Class (DIVPX) returned 11.75%. Over the same period, the S&P 500 Index (S&P) returned 20.38%. The Fund captured approximately 58% of the market return with about 43% of the volatility. The Sharpe Ratio, a measure of return per unit of risk, was 1.36 versus 1.24 for the S&P.

The Fund's process is grounded in the view that markets do not typically move in straight lines, and that investor emotion (fear and euphoria) can influence short-term price behavior. In seeking to manage the volatility of returns, the Fund accepts that it may lag sharply moving markets. This past year’s macro environment featured interest rate volatility, inflation, and equity concentration risks. The Fund primarily navigated these changes through active management of the options portfolio. Rather than following a fixed or pre-planned options schedule, the investment process sought to adapt to changing market conditions:

   Net exposure, option tenor, and strike selection were adjusted as conditions changed

   Positioning was informed by volatility indicators such as the Cboe Volatility Index (VIX), options term structure, and skew Option strikes and expirations were staggered across the book

   Risk management remained a primary focus of the process, given the difficulty of predicting the timing or depth of market regime changes

While implied volatility indicated by the VIX spiked at times, it was generally below the long-term average. Writing contracts on parts of the curve where implied volatility was slightly higher supported the collection of option premium while still enabling us to manage the directional sensitivity of the Fund's equity portfolio. Net, or delta adjusted exposure, was consistently below gross exposure levels.

Overall, return contributions from uncorrelated sources (option premium, interest and dividends) supported consistency of returns across the changing macro and market conditions.

Total Return Based on a $10,000 Investment

Table Summary
Date	Investor Class	S&P 500® Index
08/31/16	$10,000	$10,000
11/30/16	$10,019	$10,183
02/28/17	$10,336	$11,001
05/31/17	$10,439	$11,284
08/31/17	$10,589	$11,623
11/30/17	$10,917	$12,512
02/28/18	$10,942	$12,883
05/31/18	$11,075	$12,907
08/31/18	$11,513	$13,909
11/30/18	$11,389	$13,297
02/28/19	$11,361	$13,486
05/31/19	$11,423	$13,395
08/31/19	$11,866	$14,315
11/30/19	$12,251	$15,440
02/29/20	$11,593	$14,591
05/31/20	$11,642	$15,115
08/31/20	$12,129	$17,455
11/30/20	$12,675	$18,135
02/28/21	$12,939	$19,156
05/31/21	$13,582	$21,209
08/31/21	$13,923	$22,895
11/30/21	$14,157	$23,198
02/28/22	$14,060	$22,295
05/31/22	$13,826	$21,146
08/31/22	$13,680	$20,325
11/30/22	$14,079	$21,062
02/28/23	$14,056	$20,581
05/31/23	$14,496	$21,763
08/31/23	$14,778	$23,566
11/30/23	$15,134	$23,977
02/29/24	$15,523	$26,848
05/31/24	$15,745	$27,898
08/31/24	$16,167	$29,960
11/30/24	$16,611	$32,102
02/28/25	$16,900	$31,790
05/31/25	$16,944	$31,670
08/31/25	$17,702	$34,718
11/30/25	$18,231	$36,918
02/28/26	$18,211	$37,191
05/31/26	$19,353	$41,102
08/31/26	$19,781	$41,793

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://www.maifunds.com/.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Investor Class	11.75%	7.28%	7.06%
S&P 500® Index	20.38%	12.79%	15.37%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$238,578,400
# of Portfolio Holdings	86
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$1,434,762

Sector Weightings

(% total investments)

Table Summary
Value	Value
Written Options	(1.4)%
Materials	0.3%
Real Estate	0.5%
Utilities	1.2%
Consumer Staples	2.6%
Energy	3.0%
Industrials	3.5%
Consumer Discretionary	5.1%
Health Care	5.7%
Communication Services	6.9%
Financials	10.3%
Information Technology	24.6%
U.S. Government & Agency Obligations	15.8%
Money Market Fund	21.9%

Top Ten Holdings

(% total net assets)*

Table Summary
Apple, Inc.	5.3%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.2%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.4%
Advanced Micro Devices, Inc.	2.4%
Visa, Inc., Class A	2.3%
JPMorgan Chase & Co.	1.9%
Meta Platforms, Inc., Class A	1.7%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

Asset Class Weightings

(% total investments)

Table Summary
Common Stock	63.7%
U.S. Government & Agency Obligations	15.8%
Warrants	0.0%
Money Market Fund	21.9%
Written Options	(1.4)%

Material Fund Changes

Effective June 4, 2026, MAI Capital Management, LLC ("Adviser"), the investment adviser to the Fund, and its parent company, were acquired by an affiliate of The Carlyle Group Inc. (the "Transaction"). The Transaction resulted in a change of control of the Adviser and an assignment and termination of the investment advisory agreement between Forum Funds, on behalf of the Fund, and the Adviser.

To provide for the continuity of management, the Board of Trustees approved an interim investment advisory agreement, on behalf of the Fund, that became effective upon the closing of the Transaction and a new investment advisory agreement. Shareholders approved the new investment advisory agreement at a special meeting held on September 14, 2026, which is currently in effect.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit http://www.maifunds.com/.

MAI Managed Volatility Fund

Investor Class

Annual Shareholder Report - August 31, 2026

244A-DIVPX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $16,900 in 2025 and $17,300 in 2026.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2026.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2025 and $3,300 in 2026. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2026.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2026. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Annual Financials and Other Information
August 31, 2026
MAI Managed Volatility Fund
Managed By MAI Capital Management, LLC

TABLE OF CONTENTS
Schedule of Investments 1
Schedule of Call and Put Options Written 4
Notes to Schedules of Investments and Call and Put Options Written 5
Statement of Assets and Liabilities 7
Statement of Operations 8
Statements of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 19
Important Tax Information (Unaudited) 20
Other Information (Unaudited) 21

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 63.3%
Communication Services - 6.8%
27,960 Alphabet, Inc., Class A
(a)
$ 9,488,226
25,593 AT&T, Inc. 662,603
29,802 Comcast Corp., Class A 793,329
6,989 Meta Platforms, Inc., Class A 4,000,084
10,041 The Walt Disney Co. 1,079,910
8,296 Warner Bros Discovery, Inc.
(b)
236,685
16,260,837
Consumer Discretionary - 5.1%
22,360 Amazon.com, Inc.
(a)(b)
5,808,457
2,814 McDonald's Corp. 741,601
10,544 NIKE, Inc., Class B 411,849
5,000 Tesla, Inc.
(a)(b)
1,839,750
10,011 The Home Depot, Inc.
(a)
3,281,906
12,083,563
Consumer Staples - 2.6%
5,127 Altria Group, Inc. 351,097
5,660 Anheuser-Busch InBev SA/NV, ADR 447,706
1,270 Costco Wholesale Corp. 1,198,740
5,376 Diageo PLC, ADR 493,786
11,646 Mondelez International, Inc., Class A 722,867
2,968 PepsiCo., Inc.
(a)
416,529
4,882 The Procter & Gamble Co. 708,476
17,265 Walmart, Inc. 1,810,581
6,149,782
Energy - 3.0%
4,159 Chevron Corp. 857,336
4,761 EOG Resources, Inc. 690,155
7,329 ExxonMobil Holdings Corp. 1,179,603
48,133 Kinder Morgan, Inc. 1,551,808
5,807 Marathon Petroleum Corp. 2,167,869
3,323 Occidental Petroleum Corp. 199,978
8,894 SLB, Ltd. 534,529
7,181,278
Financials - 10.2%
50,272 Bank of America Corp.
(a)
3,113,848
3,984 Berkshire Hathaway, Inc., Class B
(b)
2,008,056
7,060 Chubb, Ltd. 2,390,516
11,965 Citigroup, Inc. 1,574,834
12,857 JPMorgan Chase & Co. 4,577,349
14,790 MetLife, Inc. 1,407,564
12,732 The Charles Schwab Corp. 1,398,228
13,795 U.S. Bancorp 849,496
14,260 Visa, Inc., Class A
(a)
5,409,816
19,495 Wells Fargo & Co. 1,684,173
24,413,880
Health Care - 5.7%
15,837 Abbott Laboratories
(a)
1,747,771
9,442 AbbVie, Inc. 2,421,118
5,564 Amgen, Inc. 2,391,852
11,136 Bristol-Myers Squibb Co. 743,996
9,531 CVS Health Corp. 895,056
4,565 Johnson & Johnson
(a)
1,213,605
10,745 Medtronic PLC 974,034
6,765 Merck & Co., Inc. 999,597
676 Organon & Co. 9,302
20,839 Pfizer, Inc. 593,078
3,911 UnitedHealth Group, Inc.
(a)
1,522,983

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 5.7% (continued)
2,585 Viatris, Inc. $ 42,678
13,555,070
Industrials - 3.4%
5,392 Carrier Global Corp. 313,922
4,503 Honeywell Aerospace, Inc.
(b)
711,969
4,504 Honeywell International, Inc. 961,632
2,696 Otis Worldwide Corp. 191,767
14,637 RTX Corp. 3,040,544
3,529 The Boeing Co.
(b)
733,256
4,919 Union Pacific Corp. 1,478,996
7,679 United Parcel Service, Inc., Class B 800,382
8,232,468
Information Technology - 24.5%
11,966 Advanced Micro Devices, Inc.
(b)
5,632,636
39,660 Apple, Inc.
(a)
12,566,271
18,470 Broadcom, Inc. 6,840,180
27,517 Cisco Systems, Inc. 3,040,353
4,805 Fortinet, Inc.
(b)
821,319
15,389 Intel Corp.
(b)
1,377,469
2,669 Intuit, Inc. 958,972
19,736 Microsoft Corp.
(a)
10,011,875
49,240 NVIDIA Corp.
(a)
10,871,207
14,581 Oracle Corp. 2,174,319
556 Palantir Technologies, Inc., Class A
(b)
103,627
12,656 QUALCOMM, Inc. 2,157,595
12,220 ServiceNow, Inc.
(b)
1,808,438
2,890 Super Micro Computer, Inc.
(b)
107,739
58,472,000
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 717,328
Real Estate - 0.5%
3,465 American Tower Corp. REIT 608,801
25,155 Weyerhaeuser Co. REIT 587,872
1,196,673
Utilities - 1.2%
33,945 NextEra Energy, Inc.
(a)
2,795,031
Total Common Stock (Cost $54,108,308) 151,057,910
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 15.7%
U.S. Treasury Securities - 15.7%
$ 5,290,950 U.S. Treasury Inflation Indexed Bonds
(a)
2.13% 01/15/35 5,204,277
2,000,000 U.S. Treasury Note/Bond
(a)
4.25  08/15/35 1,932,812
7,500,000 U.S. Treasury Note/Bond
(a)
4.13  10/31/26 7,502,476
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  11/30/26 5,004,566
5,000,000 U.S. Treasury Note/Bond
(a)
4.00  12/15/27 4,982,422
2,000,000 U.S. Treasury Note/Bond 3.38  02/29/28 1,973,438
4,000,000 U.S. Treasury Note/Bond 3.88  03/31/28 3,973,281
4,000,000 U.S. Treasury Note/Bond 3.75  04/30/28 3,963,594
1,000,000 U.S. Treasury Note/Bond 4.00  05/31/28 994,492
2,000,000 U.S. Treasury Note/Bond 4.13  06/30/28 1,992,695
37,524,053
Total U.S. Government & Agency Obligations (Cost $37,806,577) 37,524,053

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

See Notes to Financial Statements.
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(b)
(Cost $0) $ 22.00 08/03/27 $ 15,811
Shares Security Description Value
Money Market Fund - 21.9%
52,078,705 First American Government Obligations Fund, Class X, 3.58%
(c)
(Cost $52,078,705) 52,078,705
Investments, at value - 100.9% (Cost $143,993,590) $ 240,676,479
Total Written Options - (1.4)% (Premiums Received $(3,966,583)) (3,430,511)
Other Assets & Liabilities, Net - 0.5% 1,332,432
Net Assets - 100.0% $ 238,578,400

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
August 31, 2026

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options (b)(d) - (1.4)%
Call Options Written - (1.4)%
(10) CBOE S&P 500 INDEX $ 7,750.00 09/26 $ 7,686,140 $ (12,600)
(12) CBOE S&P 500 INDEX 7,500.00 09/26 9,223,368 (235,752)
(5) CBOE S&P 500 INDEX 7,475.00 09/26 3,843,070 (110,975)
(10) CBOE S&P 500 INDEX 7,475.00 09/26 7,686,140 (232,950)
(10) CBOE S&P 500 INDEX 7,450.00 09/26 7,686,140 (256,950)
(15) CBOE S&P 500 INDEX 7,500.00 09/26 11,529,210 (342,900)
(10) CBOE S&P 500 INDEX 7,525.00 09/26 7,686,140 (207,650)
(4) CBOE S&P 500 INDEX 7,625.00 09/26 3,074,456 (58,780)
(8) CBOE S&P 500 INDEX 7,525.00 09/26 6,148,912 (179,280)
(3) CBOE S&P 500 INDEX 7,650.00 10/26 2,305,842 (41,970)
(15) CBOE S&P 500 INDEX 7,600.00 10/26 11,529,210 (263,775)
(10) CBOE S&P 500 INDEX 7,550.00 10/26 7,686,140 (213,750)
(6) CBOE S&P 500 INDEX 7,750.00 10/26 4,611,684 (52,680)
(10) CBOE S&P 500 INDEX 7,625.00 10/26 7,686,140 (165,700)
(2) CBOE S&P 500 INDEX 7,800.00 10/26 1,537,228 (13,520)
(4) CBOE S&P 500 INDEX 7,625.00 10/26 3,074,456 (67,840)
(10) CBOE S&P 500 INDEX 7,625.00 10/26 7,686,140 (181,700)
(5) CBOE S&P 500 INDEX 7,775.00 10/26 3,843,070 (53,000)
(8) CBOE S&P 500 INDEX 7,700.00 10/26 6,148,912 (118,760)
(10) CBOE S&P 500 INDEX 7,650.00 10/26 7,686,140 (180,200)
(5) CBOE S&P 500 INDEX 7,850.00 11/26 3,843,070 (50,400)
(10) CBOE S&P 500 INDEX 7,650.00 11/26 7,686,140 (213,150)
Total Call Options Written (Premiums Received $3,659,774) (3,254,282)
Put Options Written - (0.0)%
(5) CBOE S&P 500 INDEX 7,000.00 09/26 3,500,000 (2,500)
(8) CBOE S&P 500 INDEX 7,150.00 09/26 5,720,000 (9,640)
(10) CBOE S&P 500 INDEX 7,150.00 10/26 7,150,000 (15,800)
(8) CBOE S&P 500 INDEX 7,050.00 10/26 5,640,000 (9,920)
(8) CBOE S&P 500 INDEX 6,975.00 10/26 5,580,000 (8,400)
(10) CBOE S&P 500 INDEX 7,150.00 10/26 7,150,000 (17,850)
(3) CBOE S&P 500 INDEX 7,125.00 10/26 2,137,500 (5,034)
(3) CBOE S&P 500 INDEX 7,200.00 10/26 2,160,000 (6,555)
(5) CBOE S&P 500 INDEX 7,150.00 10/26 3,575,000 (9,650)
(5) CBOE S&P 500 INDEX 7,275.00 10/26 3,637,500 (15,900)
(3) CBOE S&P 500 INDEX 7,175.00 10/26 2,152,500 (7,500)
(12) CBOE S&P 500 INDEX 7,175.00 10/26 8,610,000 (37,680)
(10) CBOE S&P 500 INDEX 7,150.00 10/26 7,150,000 (29,800)
Total Put Options Written (Premiums Received $306,809) (176,229)
Total Written Options - (1.4)% (Premiums Received
$3,966,583) $ (3,430,511)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2026

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for written options.
(b) Non-income producing security.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of August 31, 2026.
(d) Exchange traded security.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 16,260,837 $ – $ – $ 16,260,837
Consumer Discretionary 12,083,563 – – 12,083,563
Consumer Staples 6,149,782 – – 6,149,782
Energy 7,181,278 – – 7,181,278
Financials 24,413,880 – – 24,413,880
Health Care 13,555,070 – – 13,555,070
Industrials 8,232,468 – – 8,232,468
Information Technology 58,472,000 – – 58,472,000
Materials 717,328 – – 717,328
Real Estate 1,196,673 – – 1,196,673
Utilities 2,795,031 – – 2,795,031
U.S. Government & Agency Obligations – 37,524,053 – 37,524,053
Warrants 15,811 – – 15,811
Money Market Fund 52,078,705 – – 52,078,705
Investments at Value $ 203,152,426 $ 37,524,053 $ – $ 240,676,479
Total Assets $ 203,152,426 $ 37,524,053 $ – $ 240,676,479
Liabilities
Other Financial Instruments*
Written Options (811,936) (2,618,575) – (3,430,511)
Total Liabilities $ (811,936) $ (2,618,575) $ – $ (3,430,511)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued through use of fair valuation methodologies at year end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2026

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Net Assets
Common Stock 63.3%
U.S. Government & Agency Obligations 15.7%
Warrants 0.0%
Money Market Fund 21.9%
Written Options (1.4)%
Other Assets less Liabilities 0.5%
100.0%
PORTFOLIO HOLDINGS (Unaudited)
% of Common Stock
Communication Services 10.8%
Consumer Discretionary 8.0%
Consumer Staples 4.1%
Energy 4.7%
Financials 16.2%
Health Care 9.0%
Industrials 5.4%
Information Technology 38.7%
Materials 0.5%
Real Estate 0.8%
Utilities 1.8%
100.0%

MAI Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026

See Notes to Financial Statements.
*$703,970 was held at Interactive Brokers LLC.
ASSETS
Investments, at value (Cost $143,993,590) $ 240,676,479
Cash 114,366
Deposits with broker for options written* 703,970
Receivables:
Fund shares sold 187,444
Dividends and interest 673,490
Reclaims 2,405
Prepaid expenses 30,869
Total Assets
242,389,023
LIABILITIES
Call options written, at value (Premiums received $3,659,774) 3,254,282
Put options written, at value (Premiums received $306,809) 176,229
Payables:
Fund shares redeemed 168,356
Accrued Liabilities:
Investment adviser fees 127,759
Fund services fees 26,316
Other expenses 57,681
Total Liabilities
3,810,623
NET ASSETS
$ 238,578,400
COMPONENTS OF NET ASSETS
Paid-in capital $ 143,981,751
Distributable Earnings 94,596,649
NET ASSETS
$ 238,578,400
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 13,334,323
Investor Shares 55,434
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $237,522,739) $ 17.81
Investor Shares (based on net assets of $1,055,661) $ 19.04

MAI Managed Volatility Fund
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2026

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,169) $ 3,726,639
Interest income 1,579,978
Total Investment Income
5,306,617
EXPENSES
Investment adviser fees 1,670,282
Fund services fees 50,200
Administration fees 234,527
Transfer agent fees:
Institutional Shares 11,060
Investor Shares 4,071
Non 12b-1 shareholder servicing fees:
Institutional Shares 203,924
Investor Shares 1,239
Distribution fees:
Investor Shares 2,814
Custodian fees 21,957
Registration fees:
Institutional Shares 21,209
Investor Shares 19,279
Professional fees 85,752
Trustees' fees and expenses 20,354
Margin interest 690,918
Other expenses 96,442
Total Expenses 3,134,028
Fees waived
(235,520)
Net Expenses
2,898,508
NET INVESTMENT INCOME
2,408,109
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
5,188,770
Written options
322,053
Net realized gain
5,510,823
Net change in unrealized appreciation (depreciation) on:
Investments
16,661,628
Written options
972,462
Net change in unrealized appreciation (depreciation)
17,634,090
NET REALIZED AND UNREALIZED GAIN
23,144,913
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 25,553,022

MAI Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended August 31,
2026 2025
OPERATIONS
Net investment income $ 2,408,109 $ 3,684,998
Net realized gain 5,510,823 429,676
Net change in unrealized appreciation (depreciation) 17,634,090 16,680,317
Increase in Net Assets Resulting from Operations
25,553,022 20,794,991
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (2,501,599) (4,141,155)
Investor Shares (119) (6,901)
Total Distributions Paid
(2,501,718) (4,148,056)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 28,371,751 16,874,211
Investor Shares 911,643 1,277,991
Reinvestment of distributions:
Institutional Shares 2,456,198 3,986,442
Investor Shares 119 6,901
Redemption of shares:
Institutional Shares
(33,177,383) (64,649,292)
Investor Shares
(1,039,748) (1,101,464)
Decrease in Net Assets from Capital Share Transactions
(2,477,420) (43,605,211)
Increase (Decrease) in Net Assets
20,573,884 (26,958,276)
NET ASSETS
Beginning of Year
218,004,516 244,962,792
End of Year
$ 238,578,400 $ 218,004,516
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,685,704 1,103,159
Investor Shares 50,580 79,573
Reinvestment of distributions:
Institutional Shares 148,553 261,826
Investor Shares 6 429
Redemption of shares:
Institutional Shares
(1,993,660) (4,237,450)
Investor Shares
(56,851) (68,199)
Decrease in Shares
(165,668) (2,860,662)

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2026 2025 2024 2023 2022
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Year
$ 16.08 $ 14.92 $ 14.27 $ 13.61 $ 13.82
INVESTMENT OPERATIONS
Net investment income (a) 0.18 0.25 0.35 0.27 0.03
Net realized and unrealized gain
(loss)
1.74 1.19 0.99 0.84 (0.24)
Total from Investment Operations
1.92 1.44 1.34 1.11 (0.21)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.19) (0.28) (0.36) (0.21) (0.00)
(b)
Net realized gain
– – (0.33) (0.24) –
Total Distributions to Shareholders
(0.19) (0.28) (0.69) (0.45) (0.00)
NET ASSET VALUE, End of Year
$ 17.81 $ 16.08 $ 14.92 $ 14.27 $ 13.61
TOTAL RETURN
12.03% 9.76% 9.66% 8.29% (1.49)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 237,523 $ 216,953 $ 244,181 $ 247,291 $ 200,883
Ratios to Average Net Assets:
Net investment income 1.08% 1.66% 2.44% 1.97% 0.23%
Net expenses 1.30% 1.20% 0.99% 0.99% 1.00%
Dividend and interest expenses 0.31% 0.21% –% –% 0.01%
Net expenses without dividend and
interest expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.39% 1.28% 1.05% 1.04% 1.06%
PORTFOLIO TURNOVER RATE 9% 16% 6% 0% 9%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2026 2025 2024 2023 2022
INVESTOR CLASS
NET ASSET VALUE, Beginning of Year
$ 17.04 $ 15.67 $ 14.83 $ 14.03 $ 14.28
INVESTMENT OPERATIONS
Net investment income (a) 0.09 0.22 0.33 0.25 0.00
(b)
Net realized and unrealized gain
(loss)
1.91 1.26 1.03 0.87 (0.25)
Total from Investment Operations
2.00 1.48 1.36 1.12 (0.25)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.00)
(b)
(0.11) (0.19) (0.08) –
Net realized gain
– – (0.33) (0.24) –
Total Distributions to Shareholders
(0.00) (0.11) (0.52) (0.32) –
NET ASSET VALUE, End of Year
$ 19.04 $ 17.04 $ 15.67 $ 14.83 $ 14.03
TOTAL RETURN
11.75% 9.49% 9.40% 8.03% (1.75)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 1,056 $ 1,051 $ 782 $ 577 $ 440
Ratios to Average Net Assets:
Net investment income (loss) 0.53% 1.39% 2.20% 1.72% (0.01)%
Net expenses 1.55% 1.45% 1.24% 1.24% 1.25%
Dividend and interest expenses 0.31% 0.21% –% –% 0.01%
Net expenses without dividend and
interest expenses 1.24% 1.24% 1.24% 1.24% 1.24%
Gross expenses (c) 4.10% 4.25% 4.82% 6.22% 7.57%
PORTFOLIO TURNOVER RATE 9% 16% 6% 0% 9%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
Note 1. Organization
The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust
Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and
Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 4, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of MAI
Capital Management, LLC, the Fund's Adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-
based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level
2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of August 31, 2026, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment
transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written.
Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.
The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of August 31, 2026, are disclosed in the
Fund’s Schedule of Call and Put Options Written.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended
(“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Cash – Concentration in Uninsured Account
Cash held at broker-dealers may be protected under Securities Investor Protection Corporation (SIPC)
coverage up to applicable limits, including a cash sublimit. Amounts in excess of SIPC coverage may be exposed to loss in the event of broker insolvency.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
Note 4. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group,
LLC (d/b/a ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic
Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee up to 0.25% of the average daily net assets of the Investor Class for distribution services and/or the servicing of shareholder accounts, which are reflected as distribution fees in the Statement of Operations. Because the Investor Class pays distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-
1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Class shares. In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. If the Fund pays shareholder service fees on an ongoing basis, over time these fees will increase the cost of your investment.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the
Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the
Chairman). The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’
fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses ) to 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively , through at least September 30, 2028. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2026, fees waived were $235,520.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of August 31, 2026, fees waived and/or expenses reimbursed that are subject to recapture by the Adviser were as follows:
Note 6. Security Transactions
Investment transactions for the year ended August 31, 2026, excluding U.S. Government and Agency securities and short-term investments, were as follows:
Investment transactions in U.S. Government and Agency securities for the year ended August 31,
2026, were as follows:
Note 7. Summary of Derivative Activity
The Fund may invest in certain derivatives, as detailed below, to meet its investment objective.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, the Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
The Fund may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in the Fund:
The use of derivative instruments by the Fund for the year ended August 31, 2026 related to the use of written call and put options. The options in which the Fund transacts are designed to generate gains and provide downside protection in falling markets. When dividends and interest income from the Fund’s portfolio are coupled with the premium generated from the option writing activity, the
Fees Waived and/or Expenses Reimbursed Subject to
Recoupment During the Fiscal Year Ending August 31,
Total Fees Waived
and/or Expenses
Reimbursed Subject to
Recoupment
2027 2028 2029
$ 174,847 $ 212,052 $ 235,520 $ 622,419
Non-U.S. Government Obligations
Purchases Sales
$ – $ 5,960,503
U.S. Government Obligations
Purchases Sales
$ 14,990,351 $ 13,000,000

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility.
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums paid on purchased options and premiums received on written options for the year ended August 31, 2026, for any derivative type that was held during the year is as follows:
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of
August 31, 2026 :
Realized and unrealized gains and losses on derivatives contracts during the year ended August 31,
2026 , by the Fund are recorded in the following locations on the Statement of Operations:
Note 8. Federal Income Tax
As of August 31, 2026, the cost of investments, including options written, for federal income tax purposes is $141,862,814 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of August 31, 2026, distributable earnings (accumulated loss) on a tax basis were as follows:
Written Options $ (38,628,142)
Location: Equity Risk
Liability derivatives:
Call options written $ (3,254,282)
Put options written (176,229)
Total liability derivatives $ (3,430,511)
Location:
Equity
Contracts
Net realized gain (loss) on:
Written options $ 322,053
Total net realized gain (loss) $ 322,053
Net change in unrealized
appreciation (depreciation)
on:
Written options $ 972,462
Total net change in
unrealized appreciation
(depreciation) $ 972,462
Gross Unrealized Appreciation
$ 97,453,225
Gross Unrealized Depreciation
(2,070,071)
Net Unrealized Appreciation
$ 95,383,154
2026 2025
Ordinary Income $ 2,501,718 $ 4,148,056

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to investments in real estate investment trusts, wash sales, straddles, index options and equity return of capital.
As of August 31, 2026, the Fund had $1,188,153 in short-term capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments. The capital loss carryforwards have no expiration date.
Note 9. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 10. Subsequent Events
Effective June 4, 2026, the Adviser and its parent company, were acquired by an affiliate of The
Carlyle Group Inc. (the "Transaction"). The Transaction resulted in a change of control of the Adviser and an assignment and termination of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser.
To provide for the continuity of management, the Board approved an interim investment advisory agreement, on behalf of the Fund, that became effective upon the closing of the Transaction and a new investment advisory agreement. Shareholders approved the new investment advisory agreement at a special meeting held on September 14, 2026, which is currently in effect.
Undistributed Ordinary Income
$ 401,648
Capital and Other Losses
(1,188,153)
Net Unrealized Appreciation
95,383,154
Total
$ 94,596,649

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of MAI Managed Volatility Fund
and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments and schedule of call and put options written, of MAI Managed Volatility Fund (the “Fund”), a series of Forum Funds, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended August 31, 2022 were audited by other auditors whose report dated October 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and
are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August
31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, LTD.
Philadelphia, Pennsylvania
October 23 , 2026

MAI Managed Volatility Fund
IMPORTANT TAX INFORMATION (Unaudited)
August 31, 2026
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 68.17% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 71.70% for the qualified dividend rate (QDI) as defined in
Section 1(h)(11) of the Code. The Fund also designates 33.60% as qualified interest income exempt from U.S. tax for foreign shareholders (QII).

MAI Managed Volatility Fund
OTHER INFORMATION (Unaudited)
August 31, 2026
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
At a special meeting of shareholders, held on September 14, 2026, shares were voted as follows on the proposals presented to shareholders:
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract
(Item 11 of Form N-CSR)
Investment Advisory Agreement Approval
At a meeting held on June 26, 2026, the Board of Trustees (the “Board”) of Forum Funds (the “Trust),
including the trustees who are not parties to the agreement or interested persons of any such party
(other than as trustees of the Trust) (the “Independent Trustees”), considered the approval of a new investment advisory agreement (the “New Agreement”) between MAI Capital Management, LLC (the
“Adviser”) and the Trust, on behalf of MAI Managed Volatility Fund (the “Fund”). The New Agreement
was being considered in connection with the termination of the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, dated December 3, 2021 (the “Original
Agreement”), due to a transfer of a controlling interest in the voting securities of the Adviser resulting from a business transaction (the “Transaction”).
In preparation for its deliberations in considering the New Agreement, the Board requested and reviewed a memorandum from the Adviser dated May 6, 2026, with respect to the Transaction (the
“June 2026 Memorandum”). In addition, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year, including information included in the materials for the June 2026 meeting. The Board noted that the Original Agreement was most recently renewed for another annual term at a meeting of the Board held on September 23, 2025 (the “September meeting”), and that the Adviser had represented to the Board in the June 2026 Memorandum that, through the date thereof, there had been no material changes to the Section 15(c) information provided in support of the renewal of the Original Agreement. The Board discussed the materials with Fund counsel and with the Trust’s administrator, Apex Fund Services (“Apex”). The Board also reviewed memoranda from Fund counsel discussing the legal standards applicable to its consideration of the New Agreement. During its deliberations, the Independent Trustees were assisted by the advice of independent Trustee counsel.
At the meeting, the Board discussed, among other things, the terms of the Transaction and the New
Agreement, and considered their possible effects on the Fund and its shareholders. In connection with the Board’s approval of the New Agreement, the Board considered, among other things, the following factors, but did not identify any single factor as being of paramount importance:
Matter For Against Abstain
To approve a new investment advisory agreement for the
Fund between the Trust and the Adviser 6,789,003 (99.42%) 363 (0.01%) 38,992 (0.57%)

MAI Managed Volatility Fund
OTHER INFORMATION (Unaudited)
August 31, 2026
(i) Assurances from the Adviser that the way that the Fund is managed will not change; that the personnel who currently manage the Fund will continue to do so after the Transaction; and that there is not expected to be any change in the nature, quality, and extent of services provided to the Fund;
(ii) The advisory fee rate under the New Agreement will be identical to the advisory fee rate under the Original Agreement, and that the Adviser had contractually agreed and would continue to contractually agree to waive its fees or to reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund at or below their current level for at least two years following the
Transaction;
(iii) That the shareholders of the Fund will not bear any costs relating to the Transaction;
(iv) Information and representations provided by Adviser regarding the Transaction; and
(v) Other factors described in greater detail below.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund; (ii) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Fund. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
The Board considered that the Original Agreement was most recently renewed for another one-
year term at the September meeting, at which time the Board evaluated the nature, extent and quality of services provided to the Fund. The Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the
Adviser who, under the Original Agreement had, and under the New Agreement would continue to have, principal responsibility for the Fund’s investments. The Board also considered the investment philosophy and decision-making process of those individuals and the capability and integrity of the
Adviser’s senior management and staff.
The Board also considered the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the Transaction is expected to have no adverse impact on the Adviser’s stable financial condition. The Board also acknowledged the Adviser’s representation that it has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. In this regard, among other considerations, the Board also noted the Adviser’s representations that the individuals responsible for the overall direction and day-to-day management of the firm, will remain employees of the Adviser, and that the Fund will be managed in exactly the same manner following the Transaction. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the approval of the
New Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the New Agreement.
Performance
The Board referenced the information provided by the Adviser regarding the Fund’s performance, including information as presented by the Adviser at the September meeting, and noted the Adviser’s

MAI Managed Volatility Fund
OTHER INFORMATION (Unaudited)
August 31, 2026
representation that the same portfolio managers that managed the Fund prior to the Transaction would continue to manage the Fund after the Transaction. The Board reviewed the performance of the
Fund over the one-, three-, five-, and 10-year periods ended March 31, 2026, and for the period since the Fund’s inception through March 31, 2026, compared to its benchmark index, the S&P 500 Index.
The Board also considered the Fund’s performance over the one-, three-, and five-year periods ended
June 30, 2025, relative to that of an independent peer group of funds identified by ISS Corporate
Solutions, Inc. (“ISS”) as having characteristics similar to the Fund. Based on the foregoing, including the Adviser’s representations to the Board in the June 2026 Memorandum, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund under the New Agreement.
Compensation
The Board reviewed the Adviser’s proposed compensation under the New Agreement for providing advisory services to the Fund and considered the comparative information presented at the September meeting, which compared the net advisory fee rate and actual total expense ratio of the Fund compared to those of its ISS peer group. The Board observed that the advisory fee rate under the
New Agreement would be identical to the advisory fee rate under the Original Agreement, and that the Adviser had contractually agreed to waive its fees or to reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund at or below their current level for at least two years following the Transaction. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate to be charged to the Fund under the New Agreement would be reasonable.
Cost of Services and Profitability
The Board considered information regarding the costs of services and the Adviser’s anticipated profitability with respect to the Fund, including, in particular, the information presented by the Adviser at the September meeting. In this regard, the Board considered the Adviser’s representation that the resources devoted to the Fund, as well as the costs and profitability of the Fund remain the same as presented in connection with the September 2025 renewal. Based on applicable considerations, the
Board concluded that the Adviser’s costs of services and anticipated profits attributable to management of the Fund under the New Agreement would be reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale under the New
Agreement. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase, but that the Fund has a relatively low asset level and that the Adviser will continue to waive a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap. Based on the foregoing and other applicable considerations, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the approval of the New Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser and its affiliates from the Adviser’s relationship with the Fund were not a material factor to consider in approving the New Agreement.

MAI Managed Volatility Fund
OTHER INFORMATION (Unaudited)
August 31, 2026
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed memoranda from Fund counsel discussing the legal standards applicable to its consideration of the New Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the New Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

MAI Managed Volatility Fund
Investor Class
(DIVPX)
Institutional Class
(MAIPX)
INVESTMENT ADVISER
MAI Capital Management, LLC
6050 Oak Tree Blvd, Suite 500
Cleveland, OH 44131
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Fund’s risks,
objectives, fees and expenses, experience of its
management and other information.
244-ANR-0826

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of other information filed under Item 7(a).
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 4, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 3, 2026